Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.398% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,000,000,000 aggregate principal amount of 4.398% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $2,000,000,000 aggregate principal amount of 4.675% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $2,750,000,000 aggregate principal amount of 5.279% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.675% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,000,000,000 aggregate principal amount of 4.398% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $2,000,000,000 aggregate principal amount of 4.675% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $2,750,000,000 aggregate principal amount of 5.279% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.279% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037
Amount Registered | shares	2,750,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 379,775.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,000,000,000 aggregate principal amount of 4.398% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $2,000,000,000 aggregate principal amount of 4.675% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $2,750,000,000 aggregate principal amount of 5.279% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,000,000,000 aggregate principal amount of 4.398% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $2,000,000,000 aggregate principal amount of 4.675% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032, $2,750,000,000 aggregate principal amount of 5.279% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2032.